Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

11. Regulatory Matters

The Corporation's principal source of funds for dividend payment and debt service is dividends received from the subsidiary bank.

Under applicable federal and state laws, the payment of dividends by FCB to the Corporation is restricted in any calendar year to the net profits of that year, as defined, combined with the retained net profits of the two preceding years. At December 31, 2011, FCB had retained net profits for the years 2011 and 2010, of approximately $2,783,000.

The Corporation and its subsidiary are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Corporation's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and its subsidiary must meet specific capital guidelines that involve quantitative measures of the Corporation's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Corporation's capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and its subsidiary to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk–weighted assets (as defined), and Tier I capital to average assets (as defined). Management believes, as of December 31, 2011, that the Corporation and its subsidiary meet all capital adequacy requirements to which they are subject.

At it's most recent regulatory examination FCB received notification from it's primary regulator that it was well–capitalized under the regulatory framework for prompt corrective action. To be adequately capitalized, minimum total risk–based, Tier I risk–based, and Tier I leverage ratios as set forth in the following table must be maintained. There are no conditions or events since the recent notification that management believes have changed the institution's category.

	Actual		For Capital Adequacy Purposes				To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$42,688	16.67%	≥	$20,490	≥	8.00%
First Century Bank	$41,565	16.26%	≥	$20,456	≥	8.00%	≥	$25,571	≥	10.00%
Tier I Capital (to Risk Weighted Assets):
Consolidated	$39,465	15.41%	≥	$10,245	≥	4.00%
First Century Bank	$38,347	15.00%	≥	$10,228	≥	4.00%	≥	$15,342	≥	6.00%
Tier I Capital (to Average Assets):
Consolidated	$39,465	9.49%	≥	$16,640	≥	4.00%
First Century Bank	$38,347	9.23%	≥	$16,623	≥	4.00%	≥	$20,778	≥	5.00%

	Actual		For Capital Adequacy Purposes				To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2010:
Total Capital (to Risk Weighted Assets):
Consolidated	$41,411	15.08%	≥	$21,970	≥	8.00%
First Century Bank	$40,029	14.61%	≥	$21,917	≥	8.00%	≥	$27,396	≥	10.00%
Tier I Capital (to Risk Weighted Assets):
Consolidated	$37,948	13.82%	≥	$10,985	≥	4.00%
First Century Bank	$36,574	13.35%	≥	$10,958	≥	4.00%	≥	$16,438	≥	6.00%
Tier I Capital (to Average Assets):
Consolidated	$37,948	9.00%	≥	$16,874	≥	4.00%
First Century Bank	$36,574	8.68%	≥	$16,848	≥	4.00%	≥	$21,060	≥	5.00%